Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenues:
Products	$ 7,549	$ 11,842
Services	6,715	3,797
Projects	328	5,903
Total revenues	14,592	21,542
Cost of revenues:
Products	1,920	3,362
Services	2,005	494
Projects	66	1,911
Total cost of revenues	3,991	5,767
Gross profit	10,601	15,775
Operating expenses:
Research and development	9,222	7,496
Less - royalty-bearing participation	816	754
Research and development, net	8,406	6,742
Sales and marketing	5,063	6,324
General and administrative	1,647	1,990
Total operating expenses	15,116	15,056
Operating income (loss)	(4,515)	719
Financial income, net	481	373
Income (loss) before taxes on income	(4,034)	1,092
Taxes on income	(46)	(13)
Net income (loss)	$ (4,080)	$ 1,079
Basic net income (loss) per Ordinary Share	$ (0.3)	$ 0.08
Diluted net income (loss) per Ordinary Share	$ (0.3)	$ 0.08
Weighted average number of Ordinary Shares used in computing basic net income (loss) per Ordinary Share	13,756,198	13,549,494
Weighted average number of Ordinary Shares used in computing diluted net income (loss) per Ordinary Share	13,756,198	13,817,995